COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payment Under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 are as follows:

Years ending December 31,	RMB	US$
2013	2,276	365
2014	907	146
2015	374	60
2016	282	45
2017	290	47
thereafter	1,351	217

Total	5,480	880